SUMMARY OF PREFERRED STOCK UNDECLARED DIVIDENDS IN ARREARS (Details) - USD ($) $ / shares in Units, $ in Thousands										3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Dividends paid, preferred stock (in dollars per share)	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.68	$ 0.68	$ 0.68	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.68	$ 3.20	$ 3.20	$ 3.20	$ 2.84	$ 0.68
Dividend arrears, preferred stock	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 2,249	$ 2,250	$ 1,912	$ 1,912	$ 1,912	$ 2,249	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 2,249	$ 2,249	$ 1,912	$ 8,997	$ 8,997	$ 8,997	$ 7,985	$ 1,912
Cumulative Total Outstanding																		$ 36,888